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                                 United States
                      Securities and Exchange Commission
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    UBS Swiss Financial Advisers AG
Address: Loewenstrasse 49
         Zurich, Switzerland CH-8098

13F File Number: 28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Rene Bettschen
Title:   Executive Director
Phone:   41-44-237-8791
Zurich, Switzerland May 14, 2012

Signature, Place, and Date of Signing:

/s/ Rene Bettschen
--------------------------------
Rene Bettschen
Zurich, Switzerland May 14, 2012

Name:    Piia Pasanen
Title:   Director
Phone:   41-44-234-9508
Zurich, Switzerland May 14, 2012

Signature, Place, and Date of Signing:

/s/ Piia Pasanen
--------------------------------
Piia Pasanen
Zurich, Switzerland May 14, 2012

Report Type (Check only one):

[_] 13F Holdings Report
[X] 13F Notice
[_] 13F Combination Report

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-10396                   UBS AG